Pension and Postretirement Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Benefits

8. Pension and Postretirement Benefits

DP&L sponsors a defined benefit pension plan for the vast majority of its employees.

We generally fund pension plan benefits as accrued in accordance with the minimum funding requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and, in addition, make voluntary contributions from time to time. There were no contributions made during the six months ended June 30, 2012. DP&L made a discretionary contribution of $40.0 million to the defined benefit plan during the six months ended June 30, 2011.

The amounts presented in the following tables for pension include both the collective bargaining plan formula, the traditional management plan formula, the cash balance plan formula and the SERP in the aggregate. The amounts presented for postretirement include both health and life insurance.

The net periodic benefit cost / (income) of the pension and postretirement benefit plans for the three months ended June 30, 2012 and 2011 was:

Net Periodic Benefit Cost / (Income)

	Pension		Postretirement
	Successor	Predecessor	Successor	Predecessor
$ in millions	2012	2011	2012	2011
Service cost	$1.6	$1.5	$-	$0.1
Interest cost	4.3	4.3	0.1	0.2
Expected return on assets (a)	(5.6)	(6.1)	-	-
Amortization of unrecognized:
Actuarial (gain) / loss	1.2	2.2	(0.2)	(0.2)
Prior service cost	0.3	0.6	-	-
Net periodic benefit cost / (income) before adjustments	$1.8	$2.5	$(0.1)	$0.1

(a) For purposes of calculating the expected return on pension plan assets, under GAAP, the market-related value of assets (MRVA) is used. GAAP requires that the difference between actual plan asset returns and estimated plan asset returns be included in the MRVA equally over a period not to exceed five years. We use a methodology under which we include the difference between actual and estimated asset returns in the MRVA equally over a three year period. The MRVA used in the calculation of expected return on pension plan assets for the 2012 and 2011 net periodic benefit cost was approximately $336 million and $316 million, respectively.

The net periodic benefit cost / (income) of the pension and postretirement benefit plans for the six months ended June 30, 2012 and 2011 was:

Net Periodic Benefit Cost / (Income)

	Pension		Postretirement
	Successor	Predecessor	Successor	Predecessor
$ in millions	2012	2011	2012	2011
Service cost	$3.1	$2.9	$0.1	$0.1
Interest cost	8.6	8.6	0.4	0.5
Expected return on assets (a)	(11.3)	(12.2)	(0.1)	(0.1)
Amortization of unrecognized:
Actuarial (gain) / loss	2.4	4.5	(0.4)	(0.4)
Prior service cost	0.7	1.1	-	-
Net periodic benefit cost / (income) before adjustments	$3.5	$4.9	$-	$0.1

(a) For purposes of calculating the expected return on pension plan assets, under GAAP, the market-related value of assets (MRVA) is used. GAAP requires that the difference between actual plan asset returns and estimated plan asset returns be included in the MRVA equally over a period not to exceed five years. We use a methodology under which we include the difference between actual and estimated asset returns in the MRVA equally over a three year period. The MRVA used in the calculation of expected return on pension plan assets for the 2012 and 2011 net periodic benefit cost was approximately $336 million and $316 million, respectively.

Benefit payments, which reflect future service, are expected to be paid as follows:

Estimated Future Benefit Payments and Medicare Part D Reimbursements

$ in millions	Pension	Postretirement

2012	$11.5	$1.2
2013	22.7	2.3
2014	23.2	2.2
2015	23.8	2.0
2016	24.0	1.9
2017 - 2021	124.4	7.5

9. Pension and Postretirement Benefits

DP&L sponsors a traditional defined benefit pension plan for most of the employees of DPL and its subsidiaries. For collective bargaining employees, the defined benefits are based on a specific dollar amount per year of service. For all other employees (management employees), the traditional defined benefit pension plan is based primarily on compensation and years of service. As of December 31, 2010, this traditional pension plan was closed to new management employees. A participant is 100% vested in all amounts credited to his or her account upon the completion of five vesting years, as defined in The Dayton Power and Light Company Retirement Income Plan, or the participant's death or disability. If a participant's employment is terminated, other than by death or disability, prior to such participant becoming 100% vested in his or her account, the account shall be forfeited as of the date of termination.

Almost all management employees beginning employment on or after January 1, 2011 participate in a cash balance pension plan. Similar to the traditional pension plan for management employees, the cash balance benefits are based on compensation and years of service. A participant shall become 100% vested in all amounts credited to his or her account upon the completion of three vesting years, as defined in The Dayton Power and Light Company Retirement Income Plan or the participant's death or disability. If a participant's employment is terminated, other than by death or disability, prior to such participant becoming 100% vested in his or her account, the account shall be forfeited as of the date of termination. Vested benefits in the cash balance plan are fully portable upon termination of employment.

In addition, we have a Supplemental Executive Retirement Plan (SERP) for certain active and retired key executives. Benefits under this SERP have been frozen and no additional benefits can be earned. The SERP was replaced by the DPL Inc. Supplemental Executive Defined Contribution Retirement Plan (SEDCRP) effective January 1, 2006. The Compensation Committee of the Board of Directors designates the eligible employees. Pursuant to the SEDCRP, we provide a supplemental retirement benefit to participants by crediting an account established for each participant in accordance with the Plan requirements. We designate as hypothetical investment funds under the SEDCRP one or more of the investment funds provided under The Dayton Power and Light Company Employee Savings Plan. Each participant may change his or her hypothetical investment fund selection at specified times. If a participant does not elect a hypothetical investment fund(s), then we select the hypothetical investment fund(s) for such participant. We also have an unfunded liability related to agreements for retirement benefits of certain terminated and retired key executives. The unfunded liabilities for these agreements and the SEDCRP were $0.8 million and $1.8 million at December 31, 2011 and 2010, respectively. Per the SEDCRP plan document, the balances in the SEDCRP, including earnings on contributions, were paid out to participants in December 2011. The SEDCRP continued and a contribution for 2011 was calculated in January 2012.

We generally fund pension plan benefits as accrued in accordance with the minimum funding requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and, in addition, make voluntary contributions from time to time. DP&L made discretionary contributions of $40.0 million and $40.0 million to the defined benefit plan during the period January 1, 2011 through November 27, 2011 and the year ended December 31, 2010, respectively.

Qualified employees who retired prior to 1987 and their dependents are eligible for health care and life insurance benefits until their death, while qualified employees who retired after 1987 are eligible for life insurance benefits and partially subsidized health care. The partially subsidized health care is at the election of the employee, who pays the majority of the cost, and is available only from their retirement until they are covered by Medicare at age 65. We have funded a portion of the union-eligible benefits using a Voluntary Employee Beneficiary Association Trust.

Regulatory assets and liabilities are recorded for the portion of the under- or over-funded obligations related to the transmission and distribution areas of our electric business and for the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. These regulatory assets and liabilities represent the regulated portion that would otherwise be charged or credited to AOCI. We have historically recorded these costs on the accrual basis and this is how these costs have been historically recovered through customer rates. This factor, combined with the historical precedents from the PUCO and FERC, make these costs probable of future rate recovery.

3The following tables set forth our pension and postretirement benefit plans' obligations and assets recorded on the balance sheets as of December 31, 2011 and 2010. The amounts presented in the following tables for pension include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate. The amounts presented for postretirement include both health and life insurance benefits.

$ in millions		Pension
	Successor	Predecessor
	November 28,
	2011	January 1, 2011
	through	through	Year ended
	December 31,	November 27,	December
Change in Benefit Obligation	2011	2011	31, 2010

Benefit obligation at beginning of period	$365.0	$333.8	$323.9
Service cost	0.5	4.5	4.8
Interest cost	1.5	15.5	17.7
Plan amendments	-	7.2	-
Actuarial (gain) / loss	-	21.6	8.0
Benefits paid	(1.8)	(17.6)	(20.6)
Benefit obligation at end of period	365.2	365.0	333.8

Change in Plan Assets
Fair value of plan assets at beginning of period	335.8	291.8	243.4
Actual return / (loss) on plan assets	1.9	21.2	28.6
Contributions to plan assets	-	40.4	40.4
Benefits paid	(1.8)	(17.6)	(20.6)
Fair value of plan assets at end of period	335.9	335.8	291.8

Funded status of plan	$(29.3)	$(29.2)	$(42.0)

$ in millions		Postretirement
	Successor	Predecessor
	November 28,
	2011	January 1, 2011
	through	through	Year ended
	December 31,	November 27,	December
Change in Benefit Obligation	2011	2011	31, 2010

Benefit obligation at beginning of period	$21.9	$23.7	$26.2
Service cost	-	0.1	0.1
Interest cost	0.1	0.9	1.2
Plan amendments	-	-	-
Actuarial (gain) / loss	(0.1)	(1.3)	(2.0)
Benefits paid	(0.2)	(1.8)	(2.0)
Medicare Part D Reimbursement	-	0.3	0.2
Benefit obligation at end of period	21.7	21.9	23.7

Change in Plan Assets
Fair value of plan assets at beginning of period	4.5	4.8	5.0
Actual return / (loss) on plan assets	-	0.2	0.3
Contributions to plan assets	0.2	1.3	1.5
Benefits paid	(0.2)	(1.8)	(2.0)
Fair value of plan assets at end of period	4.5	4.5	4.8

Funded status of plan	$(17.2)	$(17.4)	$(18.9)

$ in millions	Pension		Postretirement
	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010
Amounts Recognized in the
Balance Sheets at December 31

Current liabilities	$(1.3)	$(0.4)	$(0.6)	$(0.6)
Noncurrent liabilities	(27.9)	(41.6)	(16.6)	(18.3)
Net asset / (liability) at December 31	$(29.2)	$(42.0)	$(17.2)	$(18.9)

Amounts Recognized in Accumulated Other
Comprehensive Income, Regulatory Assets and
Regulatory Liabilities, pre-tax

Components:
Prior service cost / (credit)	$12.5	$16.8	$0.7	$0.9
Net actuarial loss / (gain)	78.7	125.4	(6.4)	(7.6)
Accumulated other comprehensive income, regulatory
assets and regulatory liabilities, pre-tax	$91.2	$142.2	$(5.7)	$(6.7)

Recorded as:
Regulatory asset	$91.2	$80.0	$0.5	$0.5
Regulatory liability	-	-	(6.2)	(6.1)
Accumulated other comprehensive income	-	62.2	-	(1.1)
Accumulated other comprehensive income, regulatory
assets and regulatory liabilities, pre-tax	$91.2	$142.2	$(5.7)	$(6.7)

The accumulated benefit obligation for our defined benefit pension plans was $355.5 million and $325.1 million at December 31, 2011 and 2010, respectively.

The net periodic benefit cost (income) of the pension and postretirement benefit plans were:

	Successor	Predecessor
	November 28, 2011	January 1, 2011
	through	through	Years ended December 31,
$ in millions	December 31, 2011	November 27, 2011	2010	2009
Service cost	$0.5	$4.5	$4.8	$3.6
Interest cost	1.5	15.5	17.7	18.1
Expected return on assets (a)	(2.0)	(22.5)	(22.4)	(22.5)
Amortization of unrecognized:
Actuarial (gain) / loss	0.4	7.6	7.2	4.4
Prior service cost	0.1	2.0	3.7	3.4
Net periodic benefit cost before adjustments	$0.5	$7.1	$11.0	$7.0

(a) For purposes of calculating the expected return on pension plan assets, under GAAP, the market-related value of assets (MRVA) is used. GAAP requires that the difference between actual plan asset returns and estimated plan asset returns be amortized into the MRVA equally over a period not to exceed five years. We use a methodology under which we include the difference between actual and estimated asset returns in the MRVA equally over a three year period. The MRVA used in the calculation of expected return on pension plan assets was approximately
$317 million in 2011, $274 million in 2010, and $275 million in 2009.

Net Periodic Benefit Cost / (Income) - Postretirement
	Successor	Predecessor
	November 28, 2011	January 1, 2011
	through	through	Years ended December 31,
$ in millions	December 31, 2011	November 27, 2011	2010	2009
Service cost	$-	$0.1	$0.1	$-
Interest cost	0.1	0.9	1.2	1.5
Expected return on assets (a)	-	(0.3)	(0.3)	(0.4)
Amortization of unrecognized:
Actuarial (gain) / loss	-	(1.0)	(1.1)	(0.7)
Prior service cost	(0.1)	0.1	0.1	0.1
Net periodic benefit cost / (income) before adjustments	$-	$(0.2)	$-	$0.5

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities

Pension	Successor	Predecessor
	November 28, 2011	January 1, 2011
	through	through	Years ended December 31,
$ in millions	December 31, 2011	November 27, 2011	2010	2009
Net actuarial (gain) / loss	$-	$(38.7)	$1.9	$5.3
Prior service cost / (credit)	-	(2.2)	-	7.2
Reversal of amortization item:
Net actuarial (gain) / loss	(0.4)	(7.6)	(7.2)	(4.4)
Prior service cost / (credit)	(0.1)	(2.0)	(3.7)	(3.4)
Transition (asset) / obligation	-	-	-	-

Total recognized in Accumulated other comprehensive income,
Regulatory assets and Regulatory liabilities	$(0.5)	$(50.5)	$(9.0)	$4.7

Total recognized in net periodic benefit cost and Accumulated other comprehensive income, Regulatory assets and
Regulatory liabilities	$(0.5)	$(43.4)	$2.0	$11.7

Postretirement	Successor	Predecessor
	November 28, 2011	January 1, 2011
	through	through	Years ended December 31,
$ in millions	December 31, 2011	November 27, 2011	2010	2009
Net actuarial (gain) / loss	$-	$0.2	$(1.9)	$0.3
Prior service cost / (credit)	(0.1)	(0.1)	-	1.1
Reversal of amortization item:
Net actuarial (gain) / loss	-	1.0	1.1	0.7
Prior service cost / (credit)	0.1	(0.1)	(0.1)	(0.1)
Transition (asset) / obligation	-	-	-	-

Total recognized in Accumulated other comprehensive income,
Regulatory assets and Regulatory liabilities	$-	$1.0	$(0.9)	$2.0

Total recognized in net periodic benefit cost and Accumulated other comprehensive income, Regulatory assets and
Regulatory liabilities	$-	$0.8	$(0.9)	$2.5

Estimated amounts that will be amortized from Accumulated other comprehensive income, Regulatory assets and Regulatory liabilities into net periodic benefit costs during 2012 are:

$ in millions	Pension	Postretirement
Net actuarial (gain) / loss	$4.9	$0.1
Prior service cost / (credit)	1.6	(0.8)

Our expected return on plan asset assumptions, used to determine benefit obligations, are based on historical long-term rates of return on investments, which use the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors, such as inflation and interest rates, as well as asset diversification and portfolio rebalancing, are evaluated when long-term capital market assumptions are determined. Peer data and historical returns are reviewed to verify reasonableness and appropriateness.

For the Successor period in 2011 and continuing in 2012, we have decreased our expected long-term rate of return on assets assumption from 8.00% to 7.00% for pension plan assets. We are maintaining our expected long-term rate of return on assets assumption at approximately 6.00% for postretirement benefit plan assets. These expected returns are based primarily on portfolio investment allocation. There can be no assurance of our ability to generate these rates of return in the future.

Our overall discount rate was evaluated in relation to the Hewitt Top Quartile Yield Curve which represents a portfolio of top-quartile AA-rated bonds used to settle pension obligations. Peer data and historical returns were also reviewed to verify the reasonableness and appropriateness of our discount rate used in the calculation of benefit obligations and expense.

The weighted average assumptions used to determine benefit obligations during 2011, 2010 and 2009 were:

Benefit Obligation Assumptions	Pension			Postretirement
	2011	2010	2009	2011	2010	2009
Discount rate for obligations	4.88%	5.31%	5.75%	4.17%	4.96%	5.35%
Rate of compensation increases	3.94%	3.94%	4.44%	N/A	N/A	N/A

The weighted-average assumptions used to determine net periodic benefit cost (income) for the years ended
December 31, 2011, 2010 and 2009 were:

Net Periodic Benefit
Cost / (Income) Assumptions	Pension			Postretirement
	2011	2010	2009	2011	2010	2009
Discount rate (Predecessor/Successor)	5.31% / 4.88%	5.75%	6.25%	4.96% / 4.62%	5.35%	6.25%
Expected rate of return on plan assets
(Predecessor/Successor)	8.00% / 7.00%	8.50%	8.50%	6.00% / 6.00%	6.00%	6.00%
Rate of compensation increases
(Predecessor/Successor)	3.94% / 3.94%	4.44%	5.44%	N/A	N/A	N/A

The assumed health care cost trend rates at December 31, 2011, 2010 and 2009 are as follows:

Health Care Cost Assumptions	Expense			Benefit Obligations
	2011	2010	2009	2011	2010	2009
Pre - age 65
Current health care cost trend rate	8.50%	9.50%	9.50%	8.50%	8.50%	9.50%
Year trend reaches ultimate
(Predecessor/Successor)	2018/2019	2015	2014	2019	2018	2015

Post - age 65
Current health care cost trend rate	8.00%	9.00%	9.00%	8.00%	8.00%	9.00%
Year trend reaches ultimate
(Predecessor/Successor)	2017/2018	2014	2013	2018	2017	2014

Ultimate health care cost trend rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

The assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects on the net periodic postretirement benefit cost and the accumulated postretirement benefit obligation:

Effect of Change in Health Care Cost Trend Rate	One-percent	One-percent
$ in millions	increase	decrease

Service cost plus interest cost	$-	$-
Benefit obligation	$0.9	$(0.8)

Benefit payments, which reflect future service, are expected to be paid as follows:

Estimated Future Benefit Payments and Medicare Part D Reimbursements

$ in millions	Pension	Postretirement

2012	$23.1	$2.6
2013	$22.7	$2.5
2014	$23.2	$2.4
2015	$23.8	$2.2
2016	$24.0	$2.1
2017 - 2021	$124.4	$8.2

We expect to make contributions of $1.4 million to our SERP in 2012 to cover benefit payments. We also expect to contribute $2.3 million to our other postretirement benefit plans in 2012 to cover benefit payments.

The Pension Protection Act (the Act) of 2006 contained new requirements for our single employer defined benefit pension plan. In addition to establishing a 100% funding target for plan years beginning after December 31, 2008, the Act also limits some benefits if the funded status of pension plans drops below certain thresholds. Among other restrictions under the Act, if the funded status of a plan falls below a predetermined ratio of 80%, lump-sum payments to new retirees are limited to 50% of amounts that otherwise would have been paid and new benefit improvements may not go into effect. For the 2011 plan year, the funded status of our defined benefit pension plan as calculated under the requirements of the Act was 104.37% and is estimated to be 104.37% until the 2012 status is certified in September 2012 for the 2012 plan year. The Worker, Retiree, and Employer Recovery Act of 2008 (WRERA), which was signed into law on December 23, 2008, grants plan sponsors certain relief from funding requirements and benefit restrictions of the Act.

Plan Assets

Plan assets are invested using a total return investment approach whereby a mix of equity securities, debt securities and other investments are used to preserve asset values, diversify risk and achieve our target investment return benchmark. Investment strategies and asset allocations are based on careful consideration of plan liabilities, the plan's funded status and our financial condition. Investment performance and asset allocation are measured and monitored on an ongoing basis.

Plan assets are managed in a balanced portfolio comprised of two major components: an equity portion and a fixed income portion. The expected role of Plan equity investments is to maximize the long-term real growth of Plan assets, while the role of fixed income investments is to generate current income, provide for more stable periodic returns and provide some protection against a prolonged decline in the market value of Plan equity investments.

Long-term strategic asset allocation guidelines are determined by management and take into account the Plan's long-term objectives as well as its short-term constraints. The target allocations for plan assets are 30-80% for equity securities, 30-65% for fixed income securities, 0-10% for cash and 0-25% for alternative investments. Equity securities include U.S. and international equity, while fixed income securities include long-duration and high-yield bond funds and emerging market debt funds. Other types of investments include investments in hedge funds and private equity funds that follow several different strategies.

The fair values of our pension plan assets at December 31, 2011 by asset category are as follows:

Fair Value Measurements for Pension Plan Assets at December 31, 2011 (Successor)

		Quoted Prices in
	Market Value at	Active Markets	Significant	Significant
Asset Category	December 31,	for Identical	Observable	Unobservable
$ in millions	2011	Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Equity Securities (a)
Small/Mid Cap Equity	$16.2	$-	$16.2	$-
Large Cap Equity	54.5	-	54.5	-
International Equity	34.2	-	34.2	-
Total Equity Securities	104.9	-	104.9	-

Debt Securities (b)
Emerging Markets Debt	-	-	-	-
Fixed Income	-	-	-	-
High Yield Bond	-	-	-	-
Long Duration Fund	130.8	-	130.8	-
Total Debt Securities	130.8	-	130.8	-

Cash and Cash Equivalents (c)
Cash	28.0	28.0	-	-

Other Investments (d)
Limited Partnership Interest	0.8	-	-	0.8
Common Collective Fund	71.4	-	-	71.4
Total Other Investments	72.2	-	-	72.2

Total Pension Plan Assets	$335.9	$28.0	$235.7	$72.2

(a) This category includes investments in equity securities of large, small and medium sized companies and equity securities of foreign companies including those in developing countries. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(b) This category includes investments in investment-grade fixed-income instruments that are designed to mirror the term of the pension assets and generally have a tenor between 10 and 30 years. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c) This category comprises cash held to pay beneficiaries and the proceeds received from the DPL Inc. Common Stock, which was cashed-out at $30/share. The fair value of cash equals its book value. (Subsequent to the measurement date, the proceeds from the DPL Inc. Common Stock were invested in the other various investments.) (d) This category represents a private equity fund that specializes in management buyouts and a hedge fund of funds made up of 30+ different hedge fund managers diversified over eight different hedge strategies. The fair value of the private equity fund is determined by the General Partner based on the performance of the individual companies. The fair value of the hedge fund is valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

The fair values of our pension plan assets at December 31, 2010 by asset category are as follows:

Fair Value Measurements for Pension Plan Assets at December 31, 2010 (Predecessor)

		Quoted Prices in
	Market Value at	Active Markets	Significant	Significant
Asset Category	December 31,	for Identical	Observable	Unobservable
$ in millions	2010	Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Equity Securities (a)
Small/Mid Cap Equity	$15.2	$-	$15.2	$-
Large Cap Equity	49.4	-	49.4	-
DPL Inc. Common Stock	23.8	23.8	-	-
International Equity	31.5	-	31.5	-
Total Equity Securities	119.9	23.8	96.1	-

Debt Securities (b)
Emerging Markets Debt	5.2	-	5.2	-
Fixed Income	39.0	-	39.0
High Yield Bond	8.2	-	8.2	-
Long Duration Fund	58.9	-	58.9	-
Total Debt Securities	111.3	-	111.3	-

Cash and Cash Equivalents (c)
Cash	0.4	0.4	-	-

Other Investments (d)
Limited Partnership Interest	2.8	-	-	2.8
Common Collective Fund	57.4	-	-	57.4
Total Other Investments	60.2	-	-	60.2

Total Pension Plan Assets	$291.8	$24.2	$207.4	$60.2

(a) This category includes investments in equity securities of large, small and medium sized companies and equity securities of foreign companies including those in developing countries. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund except for the DPL common stock which is valued using the closing price on the New York Stock Exchange.

(b) This category includes investments in investment-grade fixed-income instruments, U.S. dollar-denominated debt securities of emerging market issuers and high yield fixed-income securities that are rated below investment grade. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c) This category comprises cash held to pay beneficiaries. The fair value of cash equals its book value.

(d) This category represents a private equity fund that specializes in management buyouts and a hedge fund of funds made up of 30+ different hedge fund managers diversified over eight different hedge strategies. The fair value of the private equity fund is determined by the General Partner based on the performance of the individual companies. The fair value of the hedge fund is valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

The change in the fair value for the pension assets valued using significant unobservable inputs (Level 3) was due to the following:

Fair Value Measurements of Pension Assets Using Significant Unobservable Inputs
(Level 3)
	Limited	Common
	Partnership	Collective
$ in millions	Interest	Fund
2010 (Predecessor):
Beginning balance January 1, 2010	$3.1	$50.6
Actual return on plan assets:
Relating to assets still held at the reporting date	0.1	0.8
Relating to assets sold during the period	-	-
Purchases, sales, and settlements	(0.4)	6.0
Transfers in and / or out of Level 3	-	-
Ending balance at December 31, 2010	$2.8	$57.4

January 1, 2011 through November 27, 2011 (Predecessor):
Beginning balance January 1, 2011	$2.8	$57.4
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.8)	(1.5)
Relating to assets sold during the period	-	-
Purchases, sales, and settlements	(1.1)	15.4
Transfers in and / or out of Level 3	-	-
Ending balance at November 27, 2011	0.9	71.3

November 28, 2011 through December 31, 2011 (Successor):
Beginning balance November 28, 2011	$0.9	$71.3
Actual return on plan assets:
Relating to assets still held at the reporting date	-	0.1
Relating to assets sold during the period	-	-
Purchases, sales, and settlements	(0.1)	-
Transfers in and / or out of Level 3	-	-
Ending balance at December 31, 2011	$0.8	$71.4

The fair values of our other postretirement benefit plan assets at December 31, 2011 by asset category are as follows:

Fair Value Measurements for Postretirement Plan Assets at December 31, 2011 (Successor)

	Market	Quoted Prices in	Significant	Significant
Asset Category	Value at	Active Markets for	Observable	Unobservable
$ in millions	12/31/11	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

JP Morgan Core Bond Fund (a)	$4.5	$-	$4.5	$-

(a) This category includes investments in U.S. government obligations and mortgage-backed and asset-backed securities. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

The fair values of our other postretirement benefit plan assets at December 31, 2010 by asset category are as follows:

Fair Value Measurements for Postretirement Plan Assets at December 31, 2010 (Predecessor)

	Market	Quoted Prices in	Significant	Significant
Asset Category	Value at	Active Markets for	Observable	Unobservable
$ in millions	12/31/10	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

JP Morgan Core Bond Fund (a)	$4.8	$-	$4.8	$-

(a) This category includes investments in U.S. government obligations and mortgage-backed and asset-backed securities. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.